Additional Information Required by the Argentine Central Bank - Summary of Balances of the Mutual Funds (Detail) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 110,539,261,551	$ 57,581,781,191
Mutual Funds
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	11,351,062,135	11,488,066,686
Fima Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	139,864,195	155,061,650
Fima P.B. Acciones
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	64,325,298	87,098,094
Fima Renta En Pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	93,724,762	157,515,126
Fima Ahorro Pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	501,427,684	546,256,649
Fima Renta Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	80,693,304	118,493,197
Fima Premium
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	7,376,490,505	7,563,122,484
Fima Ahorro Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	412,057,100	510,134,904
Fima Capital Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	48,108,535	188,486,516
Fima Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	70,343,479	16,931,012
Fima Mix I
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	22,850,523	37,422,753
Fima Mix II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	9,541,547	11,761,477
Fima Premium Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	1,986,967,412	0
Fima Renta Fija Internacional
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	3,791,366	5,319,803
Fima Sustentable ASG
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	7,234,253	4,347,037
Fima Acciones Latinoamericanas Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	705,643	519,282
Fima Renta Fija Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	222,823,977	85,361,259
Fima Mix Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	157,987,130	182,537,010
HF Pesos
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	1,144,083,279
HF Pesos Plus
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	246,997,771
HF Infraestructura
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	88,250,486	92,720,000
HF Renta Fija Argentina
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	49,233,738
HF Acciones Líderes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	45,667,669
HF Retorno Total
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	40,995,405	42,751,434
HF Renta Fija Estratégica
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	41,074,868
HF Desarrollo Abierto Pymes
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	36,600,772
HF Pesos Renta Fija
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	36,299,327
HF Acciones Argentinas
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	30,499,059
HF Balanceado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	12,186,074	30,095,645
HF Renta Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	11,039,921
HF Infraestructura II
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	10,693,457	10,074,824
Roble Ahorro en Dólares
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	0	558,768
HF Multimercado
Disclosure of mutual funds portfolio [line items]
Instruments held in custody	$ 0	$ 1,358